Accounts receivables	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Accounts receivables
12.
Accounts receivables

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Receivables from collaboration agreements	6,099	5,857
Total	6,099	5,857

As of December 31, 2025 and 2024, no expected credit losses were recognized.